SHAREHOLDERS' DEFICIT - Preference shares (Details) - shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' DEFICIT
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0